INTEREST EXPENSE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Other financing fees	$ 4	$ 3	$ 6
Interest expense	428	392	367
Interest on corporate facility
Disclosure of detailed information about borrowings [line items]
Interest	12	12	5
Interest on corporate debt
Disclosure of detailed information about borrowings [line items]
Interest	51	39	22
Interest on non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Interest	$ 361	$ 338	$ 334